Fair Value Measurements	6 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements [Text Block]

24. Fair Value Measurements

The fair values of investments, digital currencies and derivative assets were measured using the cost, market or income approaches. The investments, digital currencies and derivative assets were measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values, with the designation based upon the lowest level of input that is significant to the fair value measurement.  The three levels of the fair value hierarchy are:

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2 Inputs: Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

Level 3 Inputs: Unobservable inputs for the asset or liability (Unobservable inputs reflect management's assumptions on how market participants would price the asset or liability based on the information available).

Valuation of Assets that use Level 2 Inputs ("Level 2 Assets").  The fair value of Level 2 Assets would use the quoted price from the exchanges which the Company most frequently uses, with no adjustment.

The Company classified its financial assets and liabilities into the following levels at September 30, 2025 and March 31, 2025:

	September 30, 2025			March 31, 2025
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$22,643	$-	$-	$23,375	$-
(i) Digital currencies (Note 6)	-	24,364	-	-	181,146	-
(ii) Investments (Note 4)	21,815	-	1,184	21,016	-	429
Derivative asset (Note 6)	-	-	47,015	-	-	1,300
	$21,815	$47,007	$48,199	$21,016	$204,521	$1,729

Liabilities
Warrant liability	$-	$-	$4,055	$-	$-	$760
Convertible loan-derivative component	-	-	-	-	-	-
	$-	$-	$4,055	$-	$-	$760

(i)  The fair value of the Company's digital assets is determined by the price at 12:00 AM CET per coinbase.com.

(ii) The Company's investments classified as level 3 fair value measurements consist of investments in preferred stock, convertible notes and common stock.  For the Company's common stock investments:

  Various Black Scholes models were utilized; and
  A prior transaction approach was used for others; some adjusted.

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the period presented.

Assets and Liabilities Not Measured at Fair Value on a Recurring Basis:

In addition to assets and liabilities that are measured at fair value on a recurring basis, we also measure certain assets and liabilities at fair value on a non-recurring basis. Our non-financial assets, include right of use assets, plant and equipment, long term receivables and deposits are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset's projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized.

As of September 30, 2025, and March 31, 2025, the fair values of cash, amounts receivable and prepaid assets, accounts payable, current portion of convertible loan, lease liability, loans payable, and term loan approximated their carrying values because of the short-term nature of these instruments.

A verified prior transaction is initially given 100% weighting in a fair value conclusion (if completed at arm's length), but subsequently such weighting is adjusted based on the merits of newly observed data.  As a result, in the absence of disconfirming data, an unadjusted prior transaction price may not be considered "stale" for months or, in some cases, years.

Level 3 Continuity

The following is a reconciliation of Level 3 assets and liabilities:

Level 3 Continuity
Investments
Balance, at April 1, 2024	$576
Transfer to Level 1	(133)
Foreign exchange	(2)
Change in fair value	(12)
Balance, at March 31, 2025	429

Addition	725
Change in fair value	29
Foreign exchange	1
Balance, at September 30, 2025	$1,184

Derivative asset
Balance, at April 1, 2024	$-
Additions	2,000
Change in fair value	(700)
Balance, at March 31, 2025	1,300

Additions	33,675
Exercised	(5,428)
Change in fair value	17,468
Balance, at September 30, 2025	$47,015

Warrant liability
Balance, at April 1, 2024	$-
Additions - reclassification from equity	5,112
Change in fair value	(4,352)
Balance, at March 31, 2025	760

Change in fair value	3,295
Balance, at September 30, 2025	$4,055